FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT [Abstract]
Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2020 and 2019:

	Financial assets (1)		Financial liabilities (2)
	2020	2019	2020	2019
Fix interest rate	16,108,712	11,776,641	40,976,742	41,092,728
Variable interest rate	3,179,938	1,413,687	-	1,390,438
Total	19,288,650	13,190,328	40,976,742	42,483,166

(1) Includes mutual funds, fixed terms, Us treasury bonds and bank accounts. Trade receivables do no bear interests, except for Ps. 5,403 and Ps. 11,923, which bears CER plus a spread of 8% as of December 31, 2020 and 2019, respectively.
(2) Includes loans, issuance expenses and financial leasing

Monthly Short Tons
Such agreement was effective between October 2018 and April 2020, according to the following monthly short tons:

Period	Propane	Butane	Natural gasoline
October 2018 - April 2019	6,663	4,967	2,976
May 2019 - September 2019	-	-	4,519
October 2019	9,996	7,727	4,630
November 2019 - April 2020	14,438	11,038	6,614

Current and Non-Current Sales Receivables
As of December 31, 2020 and 2019, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2020	2019
Current trade receivables	6,279,974	8,997,144
Allowances for doubful accounts	(132,521)	(183,730)
Total	6,147,453	8,813,414

Significant Customers
The amounts of net sales made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31, 2020 and 2019 and the sales receivable balances (net of allowances) as of December 31, 2020 and 2019 are set forth below:

	2020		2019		2018
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	5,894,110	1,441,808	7,963,051	1,986,849	6,749,054
Camuzzi Gas Pampeana S.A.	4,358,139	706,139	5,926,232	992,651	5,013,132
Naturgy Argentina	3,523,002	313,536	4,759,550	772,501	4,045,276
CAMMESA	2,342,531	666,127	1,821,557	280,998	2,801,553
Pampa Energía	841,274	306,995	1,094,039	351,252	920,555
Camuzzi Gas del Sur S.A.	1,042,980	146,965	1,464,524	205,352	1,119,315

The amounts of Liquids Production and Marketing net sales made to major customers during the years ended December 31, 2020 and 2019 and sales receivable balances (net of allowances) as of such date are set forth below:

	2020		2019		2018
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	9,303,676	777,791	8,628,893	1,145,402	11,031,223
Petredec	691,227	-	1,365,850	-	1,798,666
Geogas Trading S.A.	287,550	-	2,303,376	511,512	2,308,545
Italgas S.A.	396,307	-	-	-	-
YPF	973,411	42,364	1,686,921	36,079	992,619
Petrobras Global Trading BV	4,510,924	284,089	6,053,139	540,712	3,652,024

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii)loans to related parties, (iii) other financial assets, (iv) trade receivables, (v) other receivables and (vi) derivative financial instruments as of December 31, 2020 and 2019:

December 31, 2020
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	4,653,406	2,120,788	39,334
With specified maturity
Overdue
Until 12-31-2019	-	-	137,271
From 01-01-20 to 03-31-20	-	-	753
From 04-01-20 to 06-30-20	-	-	447
From 07-01-20 to 09-30-20	-	-	23,435
From 10-01-20 to 12-31-20	-	-	2,153,580
Total overdue	-	-	2,315,486

Non-due
From 01-01-21 to 03-31-21	-	775	4,320,035
From 04-01-21 to 06-30-21	-	775	124,094
From 07-01-21 to 09-30-21	-	775	78,774
From 10-01-21 to 12-31-21	-	15,994	76,053
During 2022	-	13,758,563	6,943
During 2023	-	449	-
During 2024	-	-	-
During 2025	-	-	-
From 2026 onwards	-	-	-
Total non-due	-	13,777,331	4,605,899
Total with specified maturity	-	13,777,331	6,921,385
Total	4,653,406	15,898,119	6,960,719

(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2019
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	13,138,638	-	29,416
With specified maturity
Overdue
Until 12-31-2018	-	-	196,854
From 01-01-19 to 03-31-19	-	-	2,094
From 04-01-19 to 06-30-19	-	-	5,779
From 07-01-19 to 09-30-19	-	-	468,088
From 10-01-19 to 12-31-19	-	-	1,077,598
Total overdue	-	-	1,750,413

Non-due
From 01-01-20 to 03-31-20	155,764	1,791,120	7,177,308
From 04-01-20 to 06-30-20	-	1,084	657,055
From 07-01-20 to 09-30-20	-	1,055	11,034
From 10-01-20 to 12-31-20	-	1,052	13,739
During 2021	-	4,143	9,452
During 2022	-	2,602	-
During 2023	-	611	-
During 2024	-	-	-
From 2025 onwards	-	-	-
Total non-due	155,764	1,801,667	7,868,588
Total with specified maturity	155,764	1,801,667	9,619,001
Total	13,294,402	1,801,667	9,648,417

(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

Maturities of Financial Liabilities
Below is a detail of the maturities of the Company's financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2020 and 2019. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

December 31, 2020
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2019	-	215,255	-
From 01-01-20 to 03-31-20	-	311	-
From 04-01-20 to 06-30-20	-	311	-
From 07-01-20 to 09-30-20	-	311	-
From 10-01-20 to 12-31-20	-	311	63,526
Total overdue	-	216,499	63,526

Non-due
From 01-01-21 to 03-31-21	-	3,853,636	157,361
From 04-01-21 to 06-30-21	1,420,031	14,644	157,361
From 07-01-21 to 09-30-21	-	-	157,361
From 10-01-21 to 12-31-21	1,420,031	-	157,361
During 2022	2,840,063	-	629,526
During 2023	2,840,063	-	629,526
During 2024	2,840,063	-	629,526
During 2025	43,419,769	-	629,526
From 2026 onwards	-	-	376,066
Total non-due	54,780,020	3,868,280	3,523,614
Total with specified maturity	54,780,020	4,084,779	3,587,140
Total	54,780,020	4,084,779	3,587,140

December 31, 2019
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2018	-	178,111	-
From 01-01-19 to 03-31-19	-	423	-
From 04-01-19 to 06-30-19	-	423	-
From 07-01-19 to 09-30-19	-	423	-
From 10-01-19 to 12-31-19	-	423	123,021
Total overdue	-	179,803	123,021

Non-due
From 01-01-20 to 03-31-20	1,398,847	5,098,543	152,469
From 04-01-20 to 06-30-20	1,375,897	44,612	152,469
From 07-01-20 to 09-30-20	-	-	152,469
From 10-01-20 to 12-31-20	1,375,897	-	152,469
During 2021	2,751,793	-	609,960
During 2022	2,751,793	-	609,960
During 2023	2,751,793	-	609,960
During 2024	2,751,793	-	609,960
From 2025 onwards	42,143,192	-	974,339
Total non-due	57,301,005	5,143,155	4,024,055
Total with specified maturity	57,301,005	5,322,958	4,147,076
Total	57,301,005	5,322,958	4,147,076

Gearing Ratio
During the years ended December 31, 2020 and 2019, the gearing ratio was as follows:

	2020	2019
Total debt (Note 13)	43,869,424	45,719,826
Total equity	66,026,644	65,461,118
Total capital	109,896,068	111,180,944
Gearing Ratio	0.40	0.40

Categories of Financial Assets and Liabilities
The categorization of financial assets and liabilities as of December 31, 2020 and 2019 is included below:

	December 31, 2020
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	6,147,453	6,147,453
Other receivables	-	673,142	673,142
Other financial assets at amortized cost	-	18,319	18,319
Other financial assets at fair value through profit or loss	2,120,788	-	2,120,788
Cash and cash equivalents	3,176,316	1,477,090	4,653,406
Total current assets	5,297,104	8,316,004	13,613,108

NON-CURRENT ASSETS
Other receivables	-	7,603	7,603
Other financial assets at amortized cost	-	13,759,012	13,759,012
Total non-current assets	-	13,766,615	13,766,615
Total assets	5,297,104	22,082,619	27,379,723

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	2,803,596	2,803,596
Loans	-	936,766	936,766
Payroll and social security taxes payables	-	991,669	991,669
Other payables	-	301,974	301,974
Total current liabilities	-	5,034,005	5,034,005

NON-CURRENT LIABILITIES
Loans	-	42,932,658	42,932,658
Total non-current liabilities	-	42,932,658	42,932,658
Total liabilities	-	47,966,663	47,966,663

	2019
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	8,813,414	8,813,414
Other receivables	-	644,239	644,239
Derivative financial instruments	373,058	-	373,058
Other financial assets at amortized cost	-	1,421,253	1,421,253
Cash and cash equivalents	1,401,763	11,892,639	13,294,402
Total current assets	1,774,821	22,771,545	24,546,366

NON-CURRENT ASSETS
Other receivables	-	10,351	10,351
Other financial assets at amortized cost	-	7,356	7,356
Total non-current assets	-	17,707	17,707
Total assets	1,774,821	22,789,252	24,564,073

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	5,600,240	5,600,240
Loans	-	2,344,459	2,344,459
Payroll and social security taxes payables	-	726,306	726,306
Other payables	-	391,621	391,621
Total current liabilities	-	9,062,626	9,062,626

NON-CURRENT LIABILITIES
Loans	-	43,375,367	43,375,367
Total non-current liabilities	-	43,375,367	43,375,367
Total liabilities	-	52,437,993	52,437,993

Fair Value of Financial Assets and Liabilities
The table below shows different assets at their fair value classified by hierarchy as of December 31, 2020 and 2019:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	3,176,316	-	-	3,176,316
Other financial assets at fair value through profit or loss	2,120,788	-	-	2,120,788
Total	5,297,104	-	-	5,297,104

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	1,401,763	-	-	1,401,763
Derivative financial instruments	-	373,058	-	373,058
Total	1,401,763	373,058	-	1,774,821

The following table reflects the carrying amount and estimated fair value of the 2018 Notes at December 31, 2020, based on their quoted market price:

	As of December 31, 2020
	Carrying amount	Fair value
2018 Notes	40,976,742	37,583,947